Other receivables and prepayments (Tables)	12 Months Ended
Dec. 31, 2013
Other receivables and prepayments [Abstract]
Schedule of Other Receivables and Prepayments

Other receivables and prepayments as of December 31, 2013 and 2012 consisted of the following:

	December 31,
	2012	2012

Value added tax and miscellaneous tax recoverable	$490	$-
Other prepayments	254	169
Other receivables and prepayments	$744	$169